Fair Value Measurements	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements

10.	FAIR VALUE MEASUREMENTS

Fair Value of Financial Instruments

The Sohu Group’s financial instruments consist primarily of cash equivalents, short-term investments, accounts receivable, prepaid and other current assets, long-term investments, restricted time deposits, accounts payable, accrued liabilities, receipts in advance and deferred revenue, short-term bank loans, other short-term liabilities, long-term accounts payable and long-term bank loans.

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - include other inputs that are directly or indirectly observable in the market place.

Level 3 - unobservable inputs which are supported by little or no market activity.

Financial Instruments Measured at Fair Value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2017 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$1,136,892	$0	$1,136,892	$0
Short-term investments	818,934	0	818,934	0
Equity investments with readily determinable fair values	21,307	21,307	0	0
Foreign exchange forward contracts recognized in other short-term liabilities	715	0	715	0

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2018 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$595,702	$0	$595,702	$0
Short-term investments	1,041,395	0	1,041,395	0
Restricted time deposits	244,179	0	244,179	0
Equity investments with readily determinable fair values	6,790	6,790	0	0

Cash Equivalents

The Sohu Group’s cash equivalents mainly consist of time deposits with original maturities of three months or less, notice deposits, and highly liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally, there are no quoted prices in active markets for identical cash equivalents at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term Investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Sohu Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as other income /(expense). To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

As of December 31, 2018 and December 31, 2017, the Sohu Group’s investment in these financial instruments was $1.0 billion and $818.9 million, respectively. The investment instruments were issued by commercial banks in China, and have a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments. For the year ended December 31, 2018 and 2017, the Sohu Group recorded a gain from changes in the fair value of short-term investments in the amounts of $40.3 million and $13.9 million in the consolidated statements of comprehensive income, respectively.

Foreign Exchange Forward Contracts

In September 2016 and January 2017, Changyou entered into foreign exchange forward contracts with banks in aggregate notional amounts of $100 million and $50 million, respectively. Changyou entered into such foreign exchange forward contracts in compliance with its risk management policy for the purpose of eliminating the negative impact on earnings and equity resulting from fluctuations in the exchange rate between the U.S. dollar and the RMB. The instruments are marked-to-market at each period-end with the associated changes in fair value recognized in the line item “Other income /(expense), net” in the consolidated statements of comprehensive income and “Other short-term liabilities” or “Prepaid and other current assets” in the consolidated balance sheets. The net cash inflow and outflow related to the settlement of the forward contracts are recorded in the line item “Other investing activities” under “Cash flows from investing activities” in the consolidated statements of cash flows.

In January 2018, Changyou settled the remaining foreign exchange forward contracts with a realized loss of $0.2 million recognized in the consolidated statements of comprehensive income for the year ended December 31, 2018. For the year ended December 31, 2017, the Sohu Group recorded an unrealized loss of $7.2 million, resulting from changes in the fair values of forward contracts in the consolidated statements of comprehensive income. For the years ended December 31, 2018 and 2017, the Sohu Group recorded cash outflows related to the forward contracts of $0.9 million and $3.5 million, respectively, in the consolidated statements of cash flows. As of December 31, 2018, the carrying value of the foreign exchange forward contracts recognized in other short-term liabilities was nil.

The Group estimated the fair values of foreign exchange forward contracts using the Black-Scholes model. The fair values of the forward contracts were estimated based on quoted forward exchange prices at the reporting date. The Group classifies the fair value measurement of the forward contracts based on such inputs as Level 2 of fair value measurements.

Restricted Time Deposits

Restricted time deposits are valued based on the prevailing interest rates in the market using the discounted cash flow method. The

Sohu Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Changyou Loans from Offshore Banks, Secured by Time Deposits

In 2018, Changyou drew down loans from the Hong Kong branches of PRC banks, which were secured by an equivalent or greater amount of RMB deposits by Changyou in the PRC branches of the banks. The loans from the Hong Kong branches of the lending banks were classified as short-term or long-term bank loans based on the loans’ payment terms. For the year ended December 31, 2018, interest income from the restricted time deposits securing the loans was $1.7 million, and expense for interest on the loans was $1.4 million.

Equity Investments

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The new guidance will require modified retrospective application to all outstanding instruments beginning January 1, 2018, with a cumulative effect adjustment recorded to opening accumulated deficit as of the beginning of the first period in which the guidance becomes effective. However, changes to the accounting for equity securities without a readily determinable fair value will be applied prospectively.

The following table illustrates the effect of the adoption of ASU 2016-01 by presenting a comparison of selected line items from the Group’s consolidated statement of comprehensive income for the year ended December 31, 2018, as actually reported and as they would have been reported under standards previously in effect (in thousands, except per share data):

	As reported	Without adoption of ASU 2016-01	Effect of change Higher/(Lower)
Operating loss	$(160,525)	(160,525)	0
Other income, net	64,167	49,828	14,339
Income tax benefit	(13,432)	(12,542)	(890)
Net loss	(67,359)	(82,588)	15,229
Foreign currency translation adjustments	(37,339)	(37,339)	0
Change in unrealized gain for equity securities with readily determinable fair values	0	(2,743)	2,743
Other comprehensive loss	(37,339)	(40,082)	2,743
Comprehensive loss	(104,698)	(122,670)	17,972
Basic net loss per share attributable to Sohu.com Limited	(4.11)	(4.19)	0.08
Diluted net loss per share attributable to Sohu.com Limited	(4.13)	(4.21)	0.08

The following table illustrates the effect of the adoption of ASU 2016-01 by presenting a comparison of selected line items from the Group’s consolidated balance sheet as of December 31, 2018, as actually reported and as they would have been reported under standards previously in effect (in thousands, except per share data):

	As reported	Without adoption of ASU 2016-01	Effect of change Higher/(Lower)
Long term investments, net	$108,356	90,357	17,999
Deferred tax liabilities	85,264	85,237	27
Accumulated other comprehensive income	24,719	29,477	(4,758)
Accumulated deficit	(394,801)	(399,546)	4,745

The adoption of ASU 2016-01 did not change the Group’s consolidated statement of cash flows for the year ended December 31, 2018.

Equity Investments Accounted for Using the Equity Method

Investment in Fox Financial

Under an agreement between Sohu and Fox Financial entered into in August 2014, Sohu invested $4.8 million and $16.1 million in Fox Financial on August 2014 and April 2015, respectively. In February 2016, Sohu invested an additional $10.5 million in Fox Financial. Sohu accounted for its investments in Fox Financial under long-term investments. These investments include both preferred shares and ordinary shares. Sohu elected to account for its investment in Fox Financial’s preferred shares at cost less impairments, adjusted by observable price changes, since they were not considered to be ordinary shares in substance and had no readily determinable fair value. There was not any observable price change in Sohu’s investment in Fox Financial in the year ended December 31, 2018. Sohu accounted for its investment in Fox Financial’s ordinary shares under the equity method, since Sohu can exercise significant influence through its board seat in Fox Financial, but does not own a majority of Fox Financial’s equity capital or control Fox Financial.

In March 2017, Fox Financial issued additional ordinary shares to new investors, while shares held by Sohu remained unchanged. As a result, Sohu’s percentage of ordinary shares held was diluted from 7% to 6%. The Group recognized dilution gain of $0.7 million in other income for the three months ended March 31, 2017. As of December 31, 2018, the carrying value of Sohu’s investment in Fox Financial was $23.8 million.

Equity Investments with Readily Determinable Fair Values

Effective as of January 1, 2018, all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through earnings. There will no longer be an available-for-sale classification (changes in fair value previously reported in other comprehensive income) for equity securities with readily determinable fair values.

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

Investment in Keyeast

On August 12, 2014, Sohu acquired approximately 6% of the total outstanding common shares of Keyeast, a Korean-listed company, for a purchase price of $15.1 million. The Sohu Group classified this investment as equity investments with readily determinable fair values under long-term investments, and reported it at fair value using a market approach based on Keyeast’s stock price on the South Korean stock market. The fair value of this investment was continually below its original cost for a twelve-month period ended July 31, 2017. Management considered the decline in the fair value to be other-than-temporary, and the Sohu Group recognized an impairment loss of $5.8 million in other income /(expense) in the Sohu Group’s consolidated statements in the third quarter of 2017. Starting from January 1, 2018, Sohu applied ASU 2016-01 by means of a reclassification of $0.9 million from other comprehensive income to accumulated deficit in relation to the fair value change of investment in Keyeast previously reported in other comprehensive income. In the first quarter of 2018, Sohu disposed of all of its shares in Keyeast for $11.2 million, and recognized a disposal gain of $1.0 million in other income /(expense) in the Sohu Group’s consolidated financial statements.

Investment in Hylink Digital Solution Co., Ltd (“Hylink”)

On May 5, 2011, Sohu acquired 2% of the equity interests of Hylink for a purchase price of $2.3 million (RMB15 million). Given that Sohu neither controls nor has significant influence over Hylink, and the equity interest of Hylink did not have a readily determinable fair value, Sohu previously accounted for this investment using the cost method. On August 2, 2017, Hylink completed its IPO on the Shanghai Stock Exchange. Upon the completion of Hylink’s IPO, Sohu’s interest in Hylink was diluted to 1.5% of Hylink’s total ordinary shares then outstanding. The Sohu Group reclassified this investment as an equity investment with a readily determinable fair value and measured its fair value based on Hylink’s stock price on the Shanghai Stock Exchange. Beginning January 1, 2018, Sohu applied ASU2016-01 by means of a reclassification of $6.6 million (RMB43.2 million) from other comprehensive income to accumulated deficit in relation to the change in the fair value of the investment in Hylink previously reported in other comprehensive income. As of December 31, 2018, the fair value of the Hylink equity securities held by Sohu was $6.8 million (RMB46.6 million) and Sohu recognized an unrealized loss representing a change in fair value of $3.9 million (RMB26.0 million) for the year ended December 31, 2018 in other income /(expense) in the Sohu Group’s consolidated financial statements.

Equity Investments without Readily Determinable Fair Values

Based on ASU 2016-01, an entity will be able to elect to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes. Entities that elect this measurement alternative will report changes in the carrying value of the equity investments in current earnings.

If this measurement alternative is elected, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in transactions for identical or similar investments of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known. When observable price changes were identified, the Group used the back-solve method to re-measure the fair value of the investments and to determine the amount that should be recorded as upward or downward adjustments. The back-solve method requires considering the rights and preferences of each classes of equity and solving for the total equity value that is consistent with a recent transaction of the subject company’s securities. This method requires making assumptions on future outcomes available to the subject company, the probability of each scenario, expected time to liquidity events, volatility and risk-free rate. The Group classifies these non-recurring fair value measurement as Level 3 of fair value measurement.

Long-term Investment in Zhihu

As of December 31, 2018, Sogou had invested a cumulative total of $18.9 million in Zhihu, which is a company that engages primarily in the business of operating an online question and answer-based knowledge and information-sharing platform. Sogou elected to account for the investment in Zhihu at cost less impairments, adjusted by observable price changes, since Sogou does not have significant influence over Zhihu and its investment in Zhihu is without readily determinable fair value. In the third quarter of 2018, Sogou recognized $17.8 million in investment income with respect to the observable change in the price of Zhihu.

Long-term Investment in Hainan Yun Jiang Technology Co., Ltd. (“Hainan Yun Jiang”)

In March 2018, Sogou invested $12.7 million (or RMB80 million) in Hainan Yun Jiang, a high-tech enterprise that engages primarily in the business of operating on-line and off-line education with artificial intelligence as its core. Sogou elected to account for the investment in Hainan Yun Jiang at cost less impairments, adjusted by observable price changes, since Sogou does not have significant influence over Hainan Yun Jiang and its investment in Hainan Yun Jiang is without readily determinable fair value. There was no observable price change for the year ended December 31, 2018.

Short-term Receivables and Payables

Accounts receivable and prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Short-term accounts payable, accrued liabilities, receipts in advance and deferred revenue, short-term bank loans and other short-term liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature. For short-term receivables and payables, the Group estimated fair values using the discounted cash flow method. The Group classifies the valuation technique as Level 2 of fair value measurements.

Short-term Bank Loans

For short-term bank loans, the rates of interest under the agreements with the lending banks were determined based on the prevailing interest rates in the market. The Sohu Group estimated fair values using the discounted cash flow method and classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

-	Factoring contract with recourse with HongKong and Shanghai Banking Corporation Limited (“HSBC”)

In May 2017, Sohu entered into a factoring contract with recourse with HSBC, pursuant to which Sohu may borrow from HSBC from time to time up to a combined aggregate of RMB180.0 million (or $26.2 million), which is the upper limit reviewed by HSBC at least annually. The loan is secured by up to RMB198.0 million (or $28.8 million) of Sohu’s accounts receivable and guaranteed by Sohu Media. Interest accrues on the principal amounts of the loans outstanding at an annual rate agreed to by HSBC and Sohu upon drawdown. As of both December 31, 2018 and December 31, 2017, the total outstanding balance of the loan was nil.

-	Credit agreements with Ping An Bank Co., Ltd. (“Ping An Bank”)

In May 2017, Sohu entered into credit agreements with Ping An Bank pursuant to which Sohu was entitled to borrow from Ping An Bank from time to time until May 18, 2020 up to a combined aggregate of RMB2.50 billion (or $364.3 million). The loan was initially secured by pledges of Sohu’s two buildings and guaranteed by Sohu.com (Game) Limited (“Sohu Game”). The initial interest rate for the loans was an annual rate equal to 115% of the rate published by the PBOC. In July 2017, Sohu entered into an amendment of its loan arrangements with Ping An Bank pursuant to which interest on outstanding principal amounts accrued at a rate designated separately upon each drawdown based on the benchmark loan rate published by the PBOC with reference to then prevailing market interest rates. In July 2017, Sohu drew down from Ping An Bank pursuant to the loan arrangements a loan with a term of 12 months in the amount of RMB400.0 million (or approximately $58.3 million) and an interest rate of 6.525% per annum, which was 150% of the rate published by the PBOC as of the date of the drawdown. In September 2017, Sohu entered into another amendment of its loan arrangements with Ping An Bank pursuant to which the maximum amount that Sohu was entitled to borrow was reduced from RMB2.50 billion (or $364.3 million) to RMB600 million (or $87.4 million), and one of Sohu’s buildings, which serves as Sohu’s corporate headquarters, was released from the pledge. In April 2018, Sohu repaid all of the outstanding balance under the loan arrangements with Ping An Bank and the other building of Sohu was released from the pledge. As of December 31, 2018 and December 31, 2017, the total outstanding balance of the loan was nil and RMB400 million (or $58.3 million), respectively.

-	Credit agreements with Industrial and Commercial Bank of China Limited (“ICBC”)

In September 2017, Sohu entered into credit agreements with ICBC pursuant to which Sohu was entitled to borrow from ICBC from time to time until March 31, 2018 up to a combined aggregate of RMB800 million (or $116.6 million). The loan is secured by the pledge of Sohu’s building which serves as Sohu’s corporate headquarters in Beijing. Interest accrues on the principal amounts of the loans outstanding at an annual rate equal to the Loan Prime Rate (“LPR”) published by the National Interbank Funding Center, plus 1.2%. The outstanding principal amount of the loan will be payable in four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment.

As of December 31, 2018 and December 31, 2017, the total outstanding balance of the loan was RMB800 million (or $116.6 million) and RMB800 million (or $116.6 million), respectively. As of December 31, 2018, RMB400 million (or $58.3 million) was classified as a short-term bank loan and RMB400 million (or $58.3 million) was classified as a long-term bank loan based on the loan’s repayment terms.

-	Credit agreements with the China Merchants Bank Co., Ltd. (“CMB”)

In April 2018, Sohu entered into credit agreements with CMB pursuant to which Sohu was entitled to borrow from CMB from time to time until March 22, 2021 up to an aggregate of RMB700 million (or approximately $102.0 million)(the “CMB Loan”).

In April, 2018, Sohu made an initial drawdown under the CMB Loan with a term of 12 months in the amount of RMB400 million (or $58.3 million) (the “First Drawdown”). The proceeds of the First Drawdown were used to repay in full the outstanding balance and all accrued and unpaid interest under credit agreements between Sohu and Ping An Bank. The CMB Loan was secured by a pledge of Sohu’s building, which was released from the pleage after Ping An Bank received such repayment. Interest accrued on the outstanding principal balance at a rate of 6% per year. The outstanding principal amount of the First Drawdown is due in April, 2019.

In June, 2018, Sohu made a drawdown under the CMB Loan with a term of 24 months in the amount of RMB300 million (or approximately $43.7 million) (the “Subsequent Drawdown”). Interest accrued on the outstanding principal balance at a rate of 6% per year. The outstanding principal amount of the Subsequent Drawdown is payable in four installments, with the first installment of RMB45 million (or $6.7 million) having been paid in December 2018, and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment.

As of December 31, 2018, the total outstanding balance of the CMB loan was RMB655 million (or $95.4 million). As of December 31, 2018, RMB490 million (or $71.4 million) was classified as short-term bank loans and RMB165 million (or $24.1 million) was classified as long-term bank loans based on the loans’ repayment terms.

Long-term Payables

Long-term payables mainly consists of long-term accounts payable, long-term bank loans, long-term tax liabilities and deferred tax liabilities (see Note 14).

Long-term accounts payable are financial liabilities with carrying values that approximate fair value due to any changes in fair value, after considering the discount rate, being immaterial. For long-term accounts payable, the Group estimated fair values using the discounted cash flow method, which is unobservable in the market. The Sohu Group classifies the valuation technique as Level 2 of fair value measurements.

Assets Measured at Fair Value on a Nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2017 and 2018 (in thousands)

		Fair value measurements at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$10,192	$0	$0	$10,192
Intangible assets, net	23,060	0	0	23,060
Goodwill	71,565	0	0	71,565

		Fair value measurements at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$5,504	$0	$0	$5,504
Intangible assets, net	24,118	0	0	24,118
Goodwill	53,263	0	0	53,263

Purchased Video Content Recorded in Prepaid and Other Assets

The impairment losses recognized in prepaid and other assets were mainly due to impairment losses for Sohu Video’s purchased video content. See Note 13 - Intangible Assets, Net.

Intangible Assets

Intangible assets mainly comprise purchased video content, operating rights for licensed games, domain names and trademarks, computer software, and developed technologies. The impairment losses recognized for intangible assets were mainly due to impairment losses for Sohu Video’s purchased video content. See Note 13 - Intangible Assets, Net.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIEs. The impairment losses recognized for goodwill were mainly due to the 17173.com Website. See Note 12 - Goodwill.